Income taxes (Tables)	9 Months Ended
Sep. 30, 2021
Income Tax Disclosure [Abstract]
Schedule of Provision for Income Taxes	The income tax provision for the year ended December 31, 2020 was primarily due to state and foreign income tax expense and consisted of the following (in thousands):

December 31, 2020
State	$104
Foreign	219
Total provision for income taxes	$323

Schedule of Loss before Provision for Income Taxes, Domestic and Foreign
Loss before provision for income taxes consisted of the following (in thousands)

	Years Ended December 31,
	2020	2019
United States	($148,332)	($84,426)
Foreign	(101,661)	(93,823)
Total loss before provision for income taxes	($249,993)	($178,249)

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of amounts computed by applying the U.S. federal statutory income tax rate to loss before income taxes to total income tax expense is as follows (in thousands):

	Years Ended December 31,
	2020	2019
Income tax at U.S. statutory rate of 21%	$(52,499)	$(36,582)
Foreign tax rate differential	(889)	(843)
State income taxes (net of federal benefit)	(8,553)	(4,706)
Tax credits	(1,214)	—
Stock-based compensation	66	694
Non-deductible expenses	221	818
Other, net	(1)	5,545
Change in valuation allowance	63,192	35,074
Total provision for income taxes	$323	$—

Schedule of Deferred Tax Assets
The components of Sonder’s net deferred tax assets and liabilities were as follows (in thousands):

	Years Ended December 31,
	2020	2019
Deferred tax assets:
Federal and state net operating losses	$85,972	$29,916
Credit carryforwards	2,239	28
Accrued expenses and reserves	847	498
Deferred revenue	2,520	1,429
Deferred rent	4,747	5,007
Fixed and intangible assets	18,564	18,282
Other	7,131	3,667
Gross deferred tax assets	122,020	58,827
Valuation allowance	(122,020)	(58,827)
Total deferred tax assets	$—	$—

Schedule of Unrecognized Tax Benefits
The following is a tabular reconciliation of the total amounts of unrecognized tax benefits (in thousands):

Year Ended December 31,
2020
Beginning unrecognized tax benefits	$—
Addition to tax positions related to prior years	383
Addition to tax positions related to current year	300
Ending unrecognized tax benefits	$683